Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information
Schedule of information by segment
	For the six months ended June 30,
	2025	2024
Revenue from China	$20,485,348	$20,882,575
Revenue directly from foreign countries	42,240	602,161
Total revenue	$20,527,588	$21,484,736